STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN INSTITUTIONAL FUNDS
Supplement dated December 7, 2006 to Statement of Additional Information dated April 1, 2006

Effective December 31, 2006, the name of the Short-Intermediate Bond Portfolio will be changed to the Short Bond Portfolio.

Effective November 1, 2006, except for the Mid Cap Growth Portfolio which is effective November 6, 2006, the information on page 49 with respect to Equity Index Portfolio, International Equity Index Portfolio, Mid Cap Growth Portfolio, Small Company Index Portfolio, U.S. Government Securities Portfolio and U.S. Treasury Index Portfolio in the section "Portfolio Managers" is replaced with the following:

PORTFOLIO MANAGERS

Fund                                        Portfolio Manager(s)
----                                        --------------------
NIF Equity Index Portfolio                  Chad M. Rakvin and Brent Reeder
NIF International Equity Index Portfolio    Steven R. Wetter and Shaun Murphy
NIF Mid Cap Growth Portfolio                David P. Kalis and Christopher D. Guinther
NIF Small Company Index Portfolio           Chad M. Rakvin and Brent Reeder
NIF U.S. Government Securities Portfolio    Timothy S. Musial and Daniel J. Personette
NIF U.S. Treasury Index Portfolio           Timothy S. Musial and Daniel J. Personette

The information with respect to Deborah L. Koch and Brian E. Andersen in the section "Accounts Managed by the Portfolio Managers" beginning on page 50 is deleted and replaced with the following:

Accounts Managed by the Portfolio Managers

    The table below discloses accounts within each type of category listed below for which David P. Kalis is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                     Number of
                                       Total                          Accounts
                                       Number                       Managed that     Total Assets that
                                         of                         Advisory Fee       Advisory Fee
                                      Accounts    Total Assets        Based on           Based on
Type of Accounts                      Managed     (in Millions)     Performance        Performance
----------------                      -------     -------------     -----------        -----------
Other Registered Investment              0             $0                0                   $0
Companies:*
Other Pooled Investment Vehicles:*       0             $0                0                   $0
Other Accounts:*                         0             $0                0                   $0
Northern Funds Mid Cap Growth            1            $199               0                   $0
Fund:**
Northern Institutional Funds Mid Cap     1             $7                0                   $0
Growth Portfolio:**

*  Information is as of September 30, 2006.
** Information is as of November 28, 2006.

    The table below discloses accounts within each type of category listed below for which Shaun Murphy is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                         Number of
                                           Total                          Accounts
                                           Number                       Managed that     Total Assets that
                                             of                         Advisory Fee       Advisory Fee
                                          Accounts    Total Assets        Based on           Based on
Type of Accounts                          Managed     (in Millions)     Performance        Performance
----------------                          -------     -------------     -----------        -----------
Other Registered Investment                  2            $566               0                 $0
Companies:*
Other Pooled Investment Vehicles:*          21          $34,280              0                 $0
Other Accounts:*                            10           $5,431              0                 $0
Northern Funds Emerging Markets              1            $221               0                 $0
Equity Fund:**
Northern Funds Global Real Estate            1            $117               0                 $0
Index Fund:**
Northern Funds International Equity          1           $1,272              0                 $0
Index Fund:**
Northern Institutional Funds
International Equity Index Portfolio:**      1            $126               0                 $0


*  Information is as of September 30, 2006.
** Information is as of November 28, 2006.


    The table below discloses accounts within each type of category listed below for which Timothy S. Musial is jointly and primarily responsible for day-to -day portfolio management as of the dates indicated.

                                                                         Number of
                                           Total                          Accounts
                                           Number                       Managed that     Total Assets that
                                             of                         Advisory Fee       Advisory Fee
                                          Accounts    Total Assets        Based on           Based on
Type of Accounts                          Managed     (in Millions)     Performance        Performance
----------------                          -------     -------------     -----------        -----------
Other Registered Investment                  0             $0                0                 $0
Companies:*
Other Pooled Investment Vehicles:*           7           $6,991              0                 $0
Other Accounts:*                             0             $0                0                 $0
Northern Funds Short-Intermediate U.S.       1            $135               0                 $0
Government Fund:**
Northern Funds U.S. Government               1            $141               0                 $0
Fund:**
Northern Institutional Funds U.S.            1             $70               0                 $0
Government Securities Portfolio:**
Northern Institutional Funds U.S.            1             $49               0                 $0
Treasury Index Portfolio:**

*  Information is as of September 30, 2006.
** Information is as of November 28, 2006.

    The table below discloses accounts within each type of category listed below for which Daniel J. Personette is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                         Number of
                                           Total                          Accounts
                                           Number                       Managed that     Total Assets that
                                             of                         Advisory Fee       Advisory Fee
                                          Accounts    Total Assets        Based on           Based on
Type of Accounts                          Managed     (in Millions)     Performance        Performance
----------------                          -------     -------------     -----------        -----------
Other Registered Investment                  0             $0                0                 $0
Companies:*
Other Pooled Investment Vehicles:*           6           $1,423              0                 $0
Other Accounts:*                             7           $1,388              0                 $0
Northern Funds Short-Intermediate U.S.       1            $135               0                 $0
Government Fund:**
Northern Funds U.S. Government               1            $141               0                 $0
Fund:**
Northern Institutional Funds U.S.            1             $70               0                 $0
Government Securities Portfolio:**
Northern Institutional Funds U.S.            1             $49               0                 $0
Treasury Index Portfolio:**

*  Information is as of September 30, 2006.
** Information is as of November 28, 2006.


    The table below discloses accounts within each type of category listed below for which Brent Reeder is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                         Number of
                                           Total                          Accounts
                                           Number                       Managed that     Total Assets that
                                             of                         Advisory Fee       Advisory Fee
                                          Accounts    Total Assets        Based on           Based on
Type of Accounts                          Managed     (in Millions)     Performance        Performance
----------------                          -------     -------------     -----------        -----------
Other Registered Investment                 14           $12,722             0                 $0
Companies:*
Other Pooled Investment Vehicles:*          82           $48,643             0                 $0
Other Accounts:*                            36           $65,111             0                 $0
Northern Funds Mid Cap Index Fund:**         1             $295              0                 $0
Northern Funds Small Cap Index               1             $388              0                 $0
Fund:**
Northern Funds Stock Index Fund:**           1             $570              0                 $0
Northern Institutional Funds Equity          1             $748              0                 $0
Index Portfolio:**
Northern Institutional Funds Small           1              $80              0                 $0
Company Index Portfolio:**

*  Information is as of September 30, 2006.
** Information is as of November 28, 2006.

The information on pages 55 and 56 with respect to Deborah L. Koch and Brian E. Andersen is removed and the following is added:

Disclosure of Securities Ownership:

David P. Kalis**                   Mid Cap Growth Portfolio                  $0
Shaun Murphy***              International Equity Index Portfolio            $0
Timothy S. Musial***            U.S. Treasury Index Portfolio                $0
Daniel J. Personette***      U.S. Government Securities Portfolio            $0
Brent Reeder***                     Equity Index Portfolio                   $0
Brent Reeder***                 Small Company Index Portfolio                $0

** Information is as of November 6, 2006, the date that David P. Kalis became a manager for the Mid Cap Growth Portfolio.

*** Information is as of November 1, 2006, the date that Shaun Murphy, Timothy
S. Musial, Daniel J. Personette and Brent Reeder became managers for these Portfolios.



The first paragraph under "Equity and Fixed Income Portfolios" on page 65 is replaced with the following:

The performance of a class of shares of a Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond, stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, the S&P 500 Index, the Russell 1000 Growth Index, the Russell 2000 Index, the Russell 2000 Growth Index, the Russell Midcap Growth Index, the MSCI EAFE Index or other unmanaged stock and bond indices, including, but not limited to, the Lehman Brothers 1-3 Year U.S. Government/Credit Index, and the Lehman Brothers 1-5 Year U.S. Government Index. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares of a Portfolio.